Taxation - Total Pre-Tax Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Bermuda	$ 60.3	$ (97.3)	$ (92.2)
Foreign	25.6	237.6	148.3
Income before income taxes	$ 85.9	$ 140.3	$ 56.1